NOTE 7 DEBT (Details) - Schedule of Debt (USD $)	Dec. 31, 2013	Dec. 31, 2012
NOTE 7 DEBT (Details) - Schedule of Debt [Line Items]
Mortgage payable – Ruby Mine	$ 627,101	$ 1,774,822
Secured note payable with annual interest rate of 8%	41,687	0
Discount on note payable	0	0
Net note payable	1,874,325	1,774,822
Convertible Debt	836,858	608,193
Total Debt	2,711,183	2,383,015
Discount on debt from derivative valuation	(264,389)	(166,307)
Ruby Development Company [Member]
NOTE 7 DEBT (Details) - Schedule of Debt [Line Items]
Mortgage payable – Ruby Mine	1,832,638	1,774,822
Secured Note Payable [Member]
NOTE 7 DEBT (Details) - Schedule of Debt [Line Items]
Secured note payable with annual interest rate of 8%	41,687	0
Secured Convertible Note Payable [Member]
NOTE 7 DEBT (Details) - Schedule of Debt [Line Items]
Convertible Debt	155,000	0
Unsecured Convertible Notes Payable #1 [Member]
NOTE 7 DEBT (Details) - Schedule of Debt [Line Items]
Convertible Debt	275,000	275,000
Unsecured Convertible Notes Payable #2 [Member]
NOTE 7 DEBT (Details) - Schedule of Debt [Line Items]
Convertible Debt	0	113,000
Unsecured Convertible Notes Payable #3 [Member]
NOTE 7 DEBT (Details) - Schedule of Debt [Line Items]
Convertible Debt	496,097	260,000
Unsecured Convertible Notes Payable #4 [Member]
NOTE 7 DEBT (Details) - Schedule of Debt [Line Items]
Convertible Debt	175,050	126,500
Unsecured Convertible Notes Payable [Member]
NOTE 7 DEBT (Details) - Schedule of Debt [Line Items]
Discount on debt from derivative valuation	$ (264,389)	$ (166,307)